Intangible Assets - Schedule of Intangible Assets (Details) - BRL (R$) R$ in Thousands		Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Intangible assets		R$ 1,187,678	R$ 1,138,811	R$ 1,004,633	R$ 927,414
Internally/Externally developed software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[1]	1,051,700	1,005,142
Software licenses [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		24,905	47,098
Purchased software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		18,453	20,604
Software acquired through business combination [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[2]	12,100	15,447
Other intangible assets [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		30,000
Goodwill [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[2]	50,520	50,520
Value at cost [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		2,194,871	2,042,057
Value at cost [Member] | Internally/Externally developed software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[1]	1,735,630	1,612,816
Value at cost [Member] | Software licenses [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		248,789	248,789
Value at cost [Member] | Purchased software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		63,008	63,008
Value at cost [Member] | Software acquired through business combination [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[2]	66,924	66,924
Value at cost [Member] | Other intangible assets [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		30,000
Value at cost [Member] | Goodwill [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[2]	50,520	50,520
Accumulated Amortization [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		(1,007,193)	(902,494)
Accumulated Amortization [Member] | Internally/Externally developed software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[1]	(683,930)	(607,674)
Accumulated Amortization [Member] | Software licenses [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		(223,884)	(201,563)
Accumulated Amortization [Member] | Purchased software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		(44,555)	(41,780)
Accumulated Amortization [Member] | Software acquired through business combination [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[2]	(54,824)	(51,477)
Accumulated Amortization [Member] | Other intangible assets [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets
Accumulated Amortization [Member] | Goodwill [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[2]
Accumulated Impairment [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets			(752)
Accumulated Impairment [Member] | Internally/Externally developed software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[1]
Accumulated Impairment [Member] | Software licenses [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets			(128)
Accumulated Impairment [Member] | Purchased software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets			(624)
Accumulated Impairment [Member] | Software acquired through business combination [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[2]
Accumulated Impairment [Member] | Goodwill [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[2]

[1]	Development of continuing improvements in digital solutions such as mobile banking applications, marketplace, business solutions and investment platforms. The useful life of the internally and externally developed software is defined as being between 5 to 10 years for the purposes of amortization.
[2]	Additions through business combination and common control transactions.